GMO Risk Premium Fund
GMO RISK PREMIUM FUND
Investment objective
Total return.
Fees and expenses
The tables below describe the fees and expenses that you may bear for each class of shares if you buy and hold shares of the Fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - GMO Risk Premium Fund	Class III	Class IV	Class V	Class VI
Purchase premium (as a percentage of amount invested)	0.15%	0.15%	0.15%	0.15%
Redemption fee (as a percentage of amount redeemed)	0.15%	0.15%	0.15%	0.15%

Annual Fund operating expenses (expenses that you bear each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - GMO Risk Premium Fund		Class III	Class IV	Class V	Class VI
Management fee	[1]	0.45%	0.45%	0.45%	0.45%
Shareholder service fee	[1]	0.15%	0.10%	0.085%	0.055%
Other expenses		0.05%	0.05%	0.05%	0.05%
Total annual fund operating expenses		0.65%	0.60%	0.59%	0.56%
Expense reimbursement/waiver	[1]	(0.05%)	(0.05%)	(0.05%)	(0.05%)
Total annual fund operating expenses	[2]	0.60%	0.55%	0.54%	0.51%
[1]	Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. GMO also has contractually agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust (“GMO Funds”). Management fees and shareholder service fees will not be waived below zero. This reimbursement and waiver will continue through at least June 30, 2017, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.
[2]	after expense reimbursement/waiver

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement and waiver noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If you sell your shares
Expense Example - GMO Risk Premium Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class III	92	235	390	842
Class IV	87	219	363	782
Class V	86	216	357	770
Class VI	83	206	341	734

If you do not sell your shares
Expense Example, No Redemption - GMO Risk Premium Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class III	76	218	372	819
Class IV	71	202	344	759
Class V	70	199	339	747
Class VI	67	189	322	711

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These transaction costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 29, 2016, the Fund’s portfolio turnover rate (excluding short-term investments) was 0% of the average value of its portfolio.
Principal investment strategies
GMO pursues investment strategies for the Fund that are intended to complement the strategies it is pursuing in other funds or accounts managed by GMO. Accordingly, the Fund is not a standalone investment.

The Fund seeks to capture returns commensurate with the equity risk premium over a full market cycle with less sensitivity to equity valuations by selling (writing) put options on stock indices and by engaging in merger arbitrage strategies. GMO does not manage the Fund to, or control the Fund's risk relative to, any securities index or securities benchmark.

The Fund primarily uses options by writing put options on U.S. and non-U.S. (e.g., Europe, United Kingdom, Japan, Hong Kong, Canada, and Australia) stock indices. While the Fund may write put options with any strike price or duration, the Fund generally writes put options with a strike price at or near the market price of the underlying asset and with a duration of one to three months. GMO determines the Fund's put-writing allocations by, among other things, comparing the liquidity available in each region's options markets against the opportunities available, focusing on patterns of information and assessing the relative attractiveness of each index. The Fund may have substantial exposures to relatively few U.S. and international stock indices. The Fund's performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

The Fund may purchase and write put and call options of any type, including options on global, regional and country stock indices and options on exchange-traded funds (ETFs). The Fund may purchase and write exchange-traded and over-the-counter (OTC) options, including options that are cash-settled as well as physically settled. The Fund may purchase and write options and other securities tied economically to any country in the world, including emerging countries. The Fund may invest in forward currency contracts to manage its currency exposure.

GMO expects that the Fund's written option positions typically will be fully collateralized at the time the Fund writes them. GMO, therefore, expects that the Fund will hold sufficient assets to cover the maximum possible loss the Fund might sustain upon the exercise of an option written by the Fund.

The Fund may invest in securities of companies of any market capitalization.

The factors GMO considers and investment methods GMO uses can change over time.

For collateral and cash management purposes, the Fund invests a substantial portion of its assets in shares of U.S. Treasury Fund, in U.S. Treasury bills and other highly rated securities, in money market funds unaffiliated with GMO, or directly in the types of investments typically held by money market funds.
Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”

  Market Risk – Equities – Because of the Fund’s emphasis on selling put options on stock indices, GMO generally expects the Fund’s net asset value to decline when those indices decline in value. The market price of an equity may decline due to factors affecting the issuer, its industry or the economy and equity markets generally. Also, the Fund’s investment strategies of writing put options on stock indices and engaging in merger arbitrage transactions can be expected to cause the Fund to underperform relative to those indices when those markets rise sharply.

  Illiquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from closing its option positions at desirable prices. The Fund’s ability to use options as part of its investment program depends on the liquidity of the options market. That market may not be liquid when the Fund seeks to close out an option position. If the Fund receives a redemption request and is unable to close out an option it has sold, the Fund may temporarily be leveraged in relation to its assets.

  Derivatives and Short Sales Risk – The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant stock market and underlying securities. The Fund may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying investment, pool of investments, index or currency. The risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

  Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. GMO often uses quantitative models as part of its investment process. GMO’s models are not necessarily predictive of future market events and use simplifying assumptions that can limit their effectiveness. In addition, the data on which the models are based is subject to limitations (e.g., inaccuracies, staleness) that could adversely affect the Fund’s performance. The Fund also runs the risk that GMO’s assessment of an investment (including a company’s fundamental fair (or intrinsic) value) may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

  Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.

  Focused Investment Risk – Because the Fund can have substantial exposure through a limited number of options contracts and/or merger arbitrage transactions and because the Fund’s exposures may relate to relatively few stock indices and/or merger arbitrage transactions, the Fund is subject to more risk than if the Fund’s investments were more diversified.

  Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. Transactions in non-U.S. securities generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in U.S. securities. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in many non-U.S. securities markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which may be predominantly based on only a few industries or dependent on revenues from particular commodities and which often are more volatile than the economies of developed countries.

  Currency Risk – Fluctuations in exchange rates can adversely affect the market value of foreign currency holdings and investments denominated in foreign currencies.

  Market Risk – Fixed Income Investments – The market price of a fixed income investment (e.g., U.S. Treasury bills) can decline due to market-related factors, primarily rising interest rates.

  Credit Risk – Securities issued by the U.S. Treasury historically have presented minimal credit risk. However, events in 2011 led to a downgrade in the long-term credit rating of U.S. bonds by several major rating agencies and introduced greater uncertainty about the repayment by the United States of its obligations. A further credit rating downgrade could decrease, and a U.S. credit default would decrease, the value of the Fund’s investments and increase the volatility of the Fund’s portfolio.

  Small Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, may have inexperienced managers or may depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

  Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments. To the extent the Fund focuses its investments in the stock index of a particular region, adverse geopolitical and other events in that region could have a disproportionate impact on the Fund.

  Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will require the Fund to sell securities at disadvantageous prices or otherwise disrupt the Fund’s operations.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing the Fund’s annual total returns for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Updated performance information for the Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns/Class III Shares Years Ending December 31

Highest Quarter: 5.12% (4Q2013) Lowest Quarter: – 4.92% (4Q2014) Year-to-Date (as of 3/31/16): – 2.46%
Average Annual Total Returns Periods Ending December 31, 2015
Average Annual Total Returns - GMO Risk Premium Fund	1 Year	5 Years	10 Years	Incept.	Inception Date
Class III	6.16%			4.72%	Dec. 14, 2012
Class III | Return After Taxes on Distributions	3.55%			2.11%	Dec. 14, 2012
Class III | Return After Taxes on Distributions and Sale of Fund Shares	4.55%			2.84%	Dec. 14, 2012
Class III | MSCI World Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	(0.87%)			9.86%	Dec. 14, 2012
Class IV	6.15%			4.69%	Dec. 17, 2012
Class IV | MSCI World Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	(0.87%)			9.62%	Dec. 17, 2012
Class VI	6.25%			5.58%	Nov. 15, 2012
Class VI | MSCI World Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	(0.87%)			11.61%	Nov. 15, 2012